Trade Payables to Suppliers - Additional information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Aug. 07, 2023	Dec. 31, 2022
Common [Line Items]
Accounts payable to suppliers	R$ 55,949
Boa Vista Servicos S A [member]
Common [Line Items]
Accounts payable to suppliers		R$ 53,130	R$ 50,994